Leasing - Schedule of Lease liability (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Liability [Abstract]
Balance at beginning	₪ 1,332	₪ 648
Additions		1,129
Interest expenses	95	22
Lease payments	(352)	(467)
Balance as ending	₪ 1,075	₪ 1,332